Net Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of revenue by Geographical Area Wise
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Gross revenue:
Domestic market	3,304,281	2,233,256	6,317,607	3,927,472
Foreign market	5,692,919	2,384,838	12,274,126	4,616,740
Other sales	117,881	11,849	242,336	26,306
	9,115,081	4,629,943	18,834,069	8,570,518

Returns and cancellations	(148,477)	(5,876)	(270,994)	(31,947)
Commercial discounts and rebates	(171,310)	(257,481)	(409,895)	(507,871)
Taxes on sales	(1,808,114)	(962,877)	(3,648,006)	(1,711,841)
Net revenue	6,987,180	3,403,709	14,505,174	6,318,859